SHARE BASED COMPENSATION - Schedule of Measure the Fair Value of the Option at Grant Date (Details)	Nov. 18, 2025	Feb. 22, 2025
SHARE BASED COMPENSATION - Schedule of Measure the Fair Value of the Option at Grant Date (Details) [Line Items]
Expected volatility	123.41%	128.78%
Dividend rate	0.00%	0.00%
Expected term (vesting period)	3 years
Contractual life	10 years	10 years
Free risk rate	4.12%	4.50%
Maximum [Member]
SHARE BASED COMPENSATION - Schedule of Measure the Fair Value of the Option at Grant Date (Details) [Line Items]
Expected term (vesting period)		1 year
Minimum [Member]
SHARE BASED COMPENSATION - Schedule of Measure the Fair Value of the Option at Grant Date (Details) [Line Items]
Expected term (vesting period)		3 years